Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Cost of sales	$ 7,943	$ 7,343
inventories recognized as expense	7,300	6,600
Net realizable value of inventories	172	17
Inventory write downs	82	20
Reversal of inventory write-downs	$ 0	$ 30